Fixed assets - Internally developed software and acquired software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Internally developed software
Property, Plant and Equipment [Line Items]
Software additions	$ 13,082	$ 4,261
Accumulated amortization	(1,888)	0
Software additions, net	11,194	4,261
Software
Property, Plant and Equipment [Line Items]
Software additions	1,470	2,851
Accumulated amortization	(16)	(2,352)
Software additions, net	$ 1,453	$ 499